UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2012

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 24, 2012


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        34
FORM 13F INFORMATION VALUE TOTAL:              $319999

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2102     30661   Sole		     30661
American Tel &  Common  00206R102    217      5761   Sole                     5761
Apple Computer  Common  037833100   1307      1959   Sole                     1959
Automatic Data 	Common	053015103   1337     22797   Sole                    22797
Berkshire Hath	Common	084670108  66085       498   Sole                      498
Berkshire Hath	Common	084670702  21925    248584   Sole                   248584
Bristol-Myers   Common  110122108    252      7467   Sole                     7467
Buckeye PartnersCommon  118230101    271      5650   Sole                     5650
Chevron Corp    Common	166764100   1173     10065   Sole                    10065
Cisco Systems	Common	17275R102  26034   1363389   Sole                  1363389
Coca-Cola Co.	Common	191216100  14874    392138   Sole                   392138
Emerson Elec.	Common	291011104    765     15850   Sole                    15850
ExxonMobil	Common	30231G102   5565     60850   Sole                    60850
General ElectricCommon	369604103   4439    195466   Sole                   195466
Google Inc.     Common  38259P508    250       332   Sole                      332
Hersey Foods	Common  427866108    376      5300   Sole                     5300
H.J. Heinz Co.	Common	423074103   1213     21686   Sole		     21686
IBM		Common	459200101   3147     15168   Sole                    15168
Intel Corp.	Common	458140100   6509    287299   Sole                   287299
Johnson & JohnsoCommon	478160104  29839    433008   Sole                   433008
Linear TechnologCommon	535678106  28173    885372   Sole		    885372
Medtronic	Common	585055106   6900    160019   Sole                   160019
Microsoft	Common	594918104  30338   1019425   Sole                  1019425
3M Company 	Common	88579Y101   2270     24557   Sole                    24557
Monsanto        Common  61166W101    314      3460   Sole                     3460
Moody's Corp.	Common	615369105  18375    416009   Sole		    416009
PepsiCo		Common	713448108   1788     25258   Sole                    25258
Pfizer Inc.	Common	717081103    226      9094   Sole                     9094
Procter & GambleCommon	742718109  21882    315489   Sole                   315489
Royal Dutch ScheCommon  780259206    288      4143   Sole                     4143
Verizon Commun  Common  92343V104    332      7292   Sole                     7292
Walgreen Co.	Common	931422109  16306    447478   Sole                   447478
Walt Disney Co.	Common	254687106    998     19099   Sole                    19099
Western Union   Common  959802109   4129    226623   Sole		    226623